Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	As of December 31,
	2021	2020
Deferred tax assets:
Net-operating loss carryforward	$1,120,155	$554,813
Stock-based compensation	106,171	91,035
License agreement	59,685	20,848
Accrued compensation	55,500	—
Other accrued expenses	14,636	11,247
Gross deferred tax assets	1,356,147	677,943
Valuation allowance	(1,353,673)	(677,943)
Deferred tax assets, net of allowance	$2,474	$—
Deferred tax liabilities:
Fixed assets	(2,474)	—
Total deferred tax liabilities	$(2,474)	$—
Net deferred tax assets	$—	$—

Schedule of income taxes differs from the statutory federal rate
	For the Years Ended December 31,
	2021	2020
Expected income tax benefit at Federal statutory tax rate	$(717,640)	$(335,888)
State and local taxes, net of Federal tax benefit	(91,233)	(94,768)
State rate adjustment	119,413	—
Other	13,730	4,884
Change in valuation allowance	675,730	425,772
Provision for income taxes	$—	$—